Accounts Receivable, net (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.2	$ 0.1	$ 0.1